Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 991,565	$ 923,808
Accrued expenses	905,629	417,302
Others	33,794	34,474
Accounts Payable and Accrued Liabilities	$ 1,930,988	$ 1,375,584